Stockholders' Equity (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 04, 2015	Dec. 31, 2013	Jun. 30, 2013
Revised common stock authorized		200,000,000		200,000,000		200,000,000	100,000,000	200,000,000
Restructuring charges			$ 499,184		$ 1,252,584	$ 1,252,584
Number of awards oustanding		307,532		307,532		298,282	258,583		185,755
Number of awards granted				11,500		61,912	82,112
Share-based compensation expense		$ 238,312	$ 774,417	$ 498,881	1,152,309	$ 1,682,063	$ 880,765
Directors fees				$ 2,824	$ 939	$ 5,744	$ 3,509
Warrant term						5 years
Warrant [Member]
Warrant term				5 years
Chief Financial Officer & One Executive Officer (New Employment Agreements) [Member]
Unrecognized compensation expense		$ 1,356,187		$ 1,356,187		$ 1,816,000
Weighted average period				1 year 7 months 10 days		2 years 4 days
Director [Member]
Number of shares issued for services		2,824	939	6,374	5,744
Memphis,Tennessee Office [Member]
Restructuring charges			$ 499,184		$ 1,252,584
Memphis,Tennessee Office [Member] | Chief Financial Officer & One Executive Officer (New Employment Agreements) [Member]
Restructuring charges	$ 492,926					$ 492,926
Share-based compensation expense	$ 12,005
Amended and Restated 2013 Incentive Compensation Plan [Member]
Previously common stock reserved for issuance										125,000
Common stock reserved for issuance										156,250
Number of share available for grant		52,275		52,275		84,766
Number of awards oustanding		81,616		81,616		68,866
Number of awards granted				22,359		2,617